Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 2,356,672	$ 2,309,222	$ 2,308,265
Cost of sales	(1,375,678)	(1,391,049)	(1,488,816)
Gross profit	980,994	918,173	819,449
Selling, general and administrative expenses	(494,224)	(525,518)	(483,990)
Research and development	(140,601)	(148,311)	(113,914)
Amortization of intangibles	(98,385)	(103,791)	(58,426)
Impairment of assets held for sale	(23,931)	0	0
Operating income	223,853	140,553	163,119
Interest expense, net	(95,050)	(100,613)	(81,573)
Loss on debt extinguishment	(2,342)	0	0
Income from continuing operations before taxes	126,461	39,940	81,546
Income tax benefit (expense)	1,185	26,568	(7,114)
Income from continuing operations	127,646	66,508	74,432
Income (loss) from discontinued operations, net of tax	0	(242)	579
Loss from disposal of discontinued operations, net of tax	0	(86)	(562)
Net income	127,646	66,180	74,449
Less: Net loss attributable to noncontrolling interest	(357)	(24)	0
Net income attributable to Belden	128,003	66,204	74,449
Less: Preferred stock dividends	15,428	0	0
Net income attributable to Belden common stockholders	$ 112,575	$ 66,204	$ 74,449
Weighted average number of common shares and equivalents:
Basic (in shares)	42,093	42,390	43,273
Diluted (in shares)	42,557	42,953	43,997
Basic income (loss) per share attributable to Belden common stockholders:
Continuing operations (in usd per share)	$ 2.67	$ 1.57	$ 1.72
Discontinued operations (in usd per share)	0.00	(0.01)	0.01
Disposal of discontinued operations (in usd per share)	0.00	0.00	(0.01)
Net income (in usd per share)	2.67	1.56	1.72
Diluted income (loss) per share attributable to Belden common stockholders:
Continuing operations (in usd per share)	2.65	1.55	1.69
Discontinued operations (in usd per share)	0.00	(0.01)	0.01
Disposal of discontinued operations (in usd per share)	0.00	0.00	(0.01)
Net income (in usd per share)	$ 2.65	$ 1.54	$ 1.69